UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Treasury stock	Contributed surplus	Accumulated other comprehensive income	Accumulated profit
Shares outstanding starting balance (in shares) at Dec. 31, 2022		138,562,173
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares repurchased (in shares)		(527,417)
Shares outstanding ending balance (in shares) at Jun. 30, 2023		138,034,756
Equity starting balance at Dec. 31, 2022		$ 1,386	$ 616,554	$ 0	$ 424,562	$ 8,714	$ 40,015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Amortization of stock-based compensation			816
Treasury stock at cost				(4,835)
Dividends declared							(60,862)
Fair value adjustments to hedging financial instruments						(3,147)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	$ 4,607					4,607
Other comprehensive income/(loss)	(48)					(48)
Net income	23,264						23,264
Equity ending balance at Jun. 30, 2023	$ 1,051,026	$ 1,386	617,370	(4,835)	424,562	10,126	2,417
Shares outstanding starting balance (in shares) at Dec. 31, 2023	137,467,078	137,467,078
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		242,146
Shares cancelled (in shares)	(700)	(700)
Shares repurchased (in shares)	(1,095,095)
Shares outstanding ending balance (in shares) at Jun. 30, 2024	137,708,524	137,708,524
Equity starting balance at Dec. 31, 2023	$ 1,039,397	$ 1,386	618,164	(10,174)	424,562	4,499	960
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued - share options		2	250
Amortization of stock-based compensation			846
Dividends declared					(384)		(66,894)
Fair value adjustments to hedging financial instruments						(3,411)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	110					110
Other comprehensive income/(loss)	56					56
Net income	65,934						65,934
Equity ending balance at Jun. 30, 2024	$ 1,035,906	$ 1,388	$ 619,260	$ (10,174)	$ 424,178	$ 1,254	$ 0